COMMON SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
COMMON SHARE CAPITAL
COMMON SHARE CAPITAL

15.           COMMON SHARE CAPITAL

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value. A summary of common share transactions for the years ended December 31, 2021 and 2020 is as follows:

	Year ended		Year ended
	December 31, 2021		December 31, 2020
	Number of shares	Amount	Number of shares	Amount
	(000’s)		(000’s)
Common shares
Balance at January 1,	1,258,320	$4,473.7	1,253,766	$14,926.2
Transfer to contributed surplus on reduction of stated capital(a)	—	—	—	(10,473.4)
Repurchase and cancellation of shares (ii)	(17,608)	(62.9)	—	—
Issued under share option and restricted share plans	3,621	16.9	4,554	20.9
Balance at end of period	1,244,333	$4,427.7	1,258,320	$4,473.7

Total common share capital		$4,427.7		$4,473.7

(a)	Effective as of May 6, 2020, the shareholders of the Company approved a resolution to reduce the stated capital account of the common shares, with a resulting addition to contributed surplus.

i.Dividends on common shares

The following summarizes dividends declared and paid during the year ended December 31, 2021:

		Total
	Per share	amount paid
Dividends declared and paid during the periods:
Three months ended March 31, 2021	$0.03	$37.8
Three months ended June 30, 2021	0.03	37.9
Three months ended September 30, 2021	0.03	37.8
Three months ended December 31, 2021	0.03	37.6
Total		$151.1

During the year ended December 31, 2020, dividends of $0.03 per common share were declared on September 17, 2020 and November 4, 2020, and a total of $75.5 million in dividends were paid in the year ended December 31, 2020.

On February 16, 2022 the Board of Directors declared a dividend of $0.03 per common share payable on March 24, 2022 to shareholders of record on March 9, 2022.

There were no dividends declared but unpaid at December 31, 2021 or December 31, 2020.

ii.Repurchase and cancellation of common shares

On July 28, 2021, Kinross received approval from the Toronto Stock Exchange to establish a normal course issuer bid (“NCIB”) program. Under the NCIB program, the Company is authorized to purchase up to 63,096,676 of its common shares (out of the 1,261,933,539 common shares outstanding as at July 27, 2021) representing 5% of the Company’s issued and outstanding common shares, during the period starting on August 3, 2021 and ending on August 2, 2022.

During the year ended December 31, 2021, the Company repurchased and cancelled 17,608,678 common shares for $100.2 million at an average price of $5.69 per share as part of its authorized NCIB program. The book value of the cancelled shares was $62.9 million and was treated as a reduction to common share capital. The portion of the consideration paid for the repurchased shares in excess of their book value was treated as a reduction to contributed surplus.